UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   February 20, 2004

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $106,819

List of Other Included Managers:         NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670108     2106      250 SH       SOLE                      250
Abbott Labs                    COM              002824100     1337    28684 SH       SOLE                    28684
Alliance Cap Mgmt              COM              01855A101     2631    77950 SH       SOLE                    77950
Altria Group Inc               COM              718154107      664    12195 SH       SOLE                    12195
American Express               COM              025816109     3118    64650 SH       SOLE                    64650
American Intl Group            COM              026874107     1942    29305 SH       SOLE                    29305
Amsouth Bancorp                COM              032165102      404    16490 SH       SOLE                    16490
Anheuser Busch                 COM              035229103      851    16150 SH       SOLE                    16150
Applied Materials              COM              038222105     2508   111723 SH       SOLE                   111723
Auto Data Processing           COM              053015103     2193    55360 SH       SOLE                    55360
Bank of America                COM              060505104     3099    38527 SH       SOLE                    38527
Berkshire Hathaway             COM              084670207     3350     1190 SH       SOLE                     1190
Bristol Myers Squibb           COM              110122108      780    27270 SH       SOLE                    27270
Buckeye Ptnrs LP               COM              118230101     1390    30650 SH       SOLE                    30650
Cardinal Health Inc            COM              14149Y108     2379    38895 SH       SOLE                    38895
ChevronTexaco                  COM              166764100      406     4701 SH       SOLE                     4701
Cisco Systems Inc              COM              17275R102     1970    81087 SH       SOLE                    81087
Citigroup                      COM              172967101     2399    49418 SH       SOLE                    49418
Coca Cola                      COM              191216100     2576    50766 SH       SOLE                    50766
Colgate-Palmolive              COM              194162103      943    18850 SH       SOLE                    18850
Crescent Real Est              COM              225756105      171    10000 SH       SOLE                    10000
Dell Inc                       COM              247025109     1937    57034 SH       SOLE                    57034
Disney, Walt Hldg Co           COM              254687106      674    28876 SH       SOLE                    28876
EMC Corp                       COM              268648102      248    19200 SH       SOLE                    19200
Exxon Mobil Corp               COM              30231G102     3709    90470 SH       SOLE                    90470
First Data Corp                COM              319963104     2909    70784 SH       SOLE                    70784
GATX Corporation               COM              361448103     1887    67425 SH       SOLE                    67425
General Electric               COM              369604103     2751    88795 SH       SOLE                    88795
Gillette                       COM              375766102     1811    49300 SH       SOLE                    49300
Grey Wolf Inc                  COM              397888108       41    11000 SH       SOLE                    11000
Harley Davidson Inc            COM              412822108     1421    29887 SH       SOLE                    29887
Home Depot Inc                 COM              437076102     3158    88982 SH       SOLE                    88982
Intel                          COM              458140100     3783   117492 SH       SOLE                   117492
Intl Business Mach             COM              459200101     1873    20210 SH       SOLE                    20210
JP Morgan Chase                COM              616880100      419    11415 SH       SOLE                    11415
Johnson & Johnson              COM              478160104     3499    67740 SH       SOLE                    67740
Kinder Morgan Mgmt             COM              49455U100      903    21013 SH       SOLE                    21013
Kraft Foods Inc                COM              50075N104     1770    54950 SH       SOLE                    54950
Marsh & McLennan               COM              571748102      592    12361 SH       SOLE                    12361
Merck                          COM              589331107     1908    41301 SH       SOLE                    41301
Microsoft Corp                 COM              594918104     1578    57300 SH       SOLE                    57300
Moodys Corp                    COM              615369105     2852    47100 SH       SOLE                    47100
Pepsico                        COM              713448108     3501    75096 SH       SOLE                    75096
Pfizer                         COM              717081103     4187   118503 SH       SOLE                   118503
Procter & Gamble Co            COM              742718109     2382    23848 SH       SOLE                    23848
Qualcomm Inc                   COM              747525103     1046    19400 SH       SOLE                    19400
Southwest Bancorp              COM              84476R109      636    16374 SH       SOLE                    16374
Sysco Corp                     COM              871829107     2864    76920 SH       SOLE                    76920
Texas Instruments              COM              882508104      440    14985 SH       SOLE                    14985
Time Warner Inc                COM              887317105      491    27301 SH       SOLE                    27301
Tyco Intl Ltd New              COM              902124106      679    25635 SH       SOLE                    25635
VISX Inc                       COM              92844S105      652    28150 SH       SOLE                    28150
Walmart                        COM              931142103     2946    55530 SH       SOLE                    55530
Washington Mutual              COM              939322103     3603    89805 SH       SOLE                    89805
Weingarten Realty              COM              948741103      677    15254 SH       SOLE                    15254
BP PLC ADR                     SPONS.ADR        055622104     2316    46933 SH       SOLE                    46933
Nokia Corp ADR                 SPONS.ADR        654902204      714    42015 SH       SOLE                    42015
Royal Dutch Pet ADR            SPONS.ADR        780257804     2746    52421 SH       SOLE                    52421